Average Annual Total Returns		12 Months Ended	36 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	22.59%
Pinnacle Focused Opportunities ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.50%	21.68%
Performance Inception Date			Dec. 29, 2022
Pinnacle Focused Opportunities ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.14%	19.67%
Pinnacle Focused Opportunities ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.55%	16.45%

[1]	The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® Index is a subset of the Russell 3000® Index. It represents the top companies by market capitalization.